Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2025
Nature of Operations and Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN
1.	Nature of operations and going concern

Solaris Resources Inc. (the “Company” or “Solaris”) was incorporated under the Business Corporations Act of British Columbia on June 18, 2018 as a wholly owned subsidiary of Equinox Gold Corp. (“Equinox”). Equinox subsequently completed a spin-out of Solaris pursuant to a plan of arrangement (the “Arrangement”). Solaris’ common shares trade on the Toronto Stock Exchange under the symbol “SLS” and the NYSE American under the symbol “SLSR”.

The Company is engaged in the acquisition, exploration and development of mineral property interests. The Company’s assets consist primarily of the Warintza property (“Warintza”) in Ecuador, the 60% owned La Verde property (“La Verde”) in Mexico and the Tamarugo property (“Tamarugo”) in Chile. In November 2025 the results of a pre-feasibility study (“PFS”) for the Warintza Project were announced including a maiden mineral reserve estimate. The Company considers that the PFS indicates sufficient probability that costs can be recovered through future exploitation or sale. The Company has not yet determined whether the properties contain Mineral Reserves where extraction is both technically feasible and commercially viable. The business of mining and exploration for minerals involves a high degree of risk and there can be no assurance that such activities will result in profitable mining operations.

These consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of operations as they come due for the foreseeable future. The Company does not generate operating cash flow from a producing mine and has incurred operating losses to date. The Company has relied on cash received from share issuances, loan financing and the Royal Gold funding package to fund its business activities, including planned corporate expenditures, exploration expenses, as well as the development activities for the Warintza Project. The Company’s ability to continue as a going concern is dependent upon the successful execution of its business plan, meeting certain Warintza Project milestones, raising additional capital and/or evaluating strategic alternatives for its mineral property interests. The Company expects to continue to obtain the necessary funds primarily through the remaining drawdown from the Royal Gold funding package (see below) and/or the issuance of common shares in support of its business objectives. While the Company has been successful in securing financing to date, there can be no assurances that debt facilities, future equity financing, or strategic alternatives will be available on acceptable terms to the Company or at all, or that the Company will meet the conditions to receive the additional drawdown under the Royal Gold funding package.

As at December 31, 2025, the Company had cash and cash equivalents of $25,210. On May 21, 2025, the Company entered into a funding package (the “Funding Package”) with RGLD Gold AG (“Royal Gold”), a subsidiary of Royal Gold, Inc. for the Warintza Project. The total cash consideration under the agreements is $200,000, comprising a gold stream agreement (the “Stream Agreement”) and net smelter return (“NSR”) royalty agreement (the “Royalty Agreement”) (collectively the “Financing Agreements”). Royal Gold will pay Solaris a total cash consideration of $200,000 in three instalments as follows:

●	First tranche of $100,000 upon close of the transaction (funds received at closing which occurred concurrently with signing). $90,000 allocated to the Stream Agreement (“Stream Upfront Payment”) and $10,000 allocated to the Royalty Agreement;

●	Second tranche of $50,000 made available following the publication of the Pre-Feasibility Study (“PFS”) and receipt of the Environmental Impact Assessment technical approval (“EIA”), which will be allocated to the Stream Agreement; and

●	Third tranche of $50,000 made available on the first anniversary of the closing date and completion of all filings necessary to fully perfect Royal Gold’s security, which will be allocated to the Stream Agreement.

Based on its current forecasted expenditures, the Company requires the additional financing from the second tranche of the Royal Gold funding package to fund ongoing operations for the next twelve months. As a result, material uncertainty exists that casts significant doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not reflect the adjustments to the carrying values of assets and liabilities, the reported expenses and the consolidated statement of financial position classifications that would be necessary if the going concern assumption was inappropriate. These adjustments could be material. Refer to Note 11 for details on the Stream Agreement.